Risks - Credit risks (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
One customer
Credit risk
Receivables percentage	22.00%	23.00%
Trade accounts receivables
Credit risk
Maximum exposure to credit risk	€ 168,653	€ 132,078
Trade accounts receivables | United States
Credit risk
Maximum exposure to credit risk	92,034	78,543
Trade accounts receivables | France
Credit risk
Maximum exposure to credit risk	24,429	17,098
Trade accounts receivables | United Kingdom
Credit risk
Maximum exposure to credit risk	20,451	12,391
Trade accounts receivables | Germany
Credit risk
Maximum exposure to credit risk	7,767	6,283
Trade accounts receivables | Rest of Europe
Credit risk
Maximum exposure to credit risk	13,622	10,363
Trade accounts receivables | Rest of the world
Credit risk
Maximum exposure to credit risk	10,350	7,400
Contract assets
Credit risk
Maximum exposure to credit risk	€ 30,516	€ 18,614